Intangible Assets and Goodwill - Summary of Amortization Expense has Recorded in Consolidated Statements of Earnings and Comprehensive Income (Loss) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Depreciation Expense [Line Items]
Amortization expense	$ 5,000,910	$ 704,705
Research and development expenses
Disclosure Of Depreciation Expense [Line Items]
Amortization expense		10,096
Cost of sales
Disclosure Of Depreciation Expense [Line Items]
Amortization expense	40,384
Selling, general and administrative expenses
Disclosure Of Depreciation Expense [Line Items]
Amortization expense	$ 4,960,526	$ 694,609